Property and Equipment, Net	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 8 — Property and Equipment, Net

The components of property and equipment, net are:

	As of September 30,
	2024	2023
Computers, related equipment and software	$1,317,993	$1,294,574
Building, building improvements and land(1)	413,735	410,644
Leasehold improvements	214,319	204,054
Furniture, fixtures and other	63,759	64,146
Property and equipment, gross	2,009,806	1,973,418
Less accumulated depreciation	(1,254,205)	(1,182,495)
Property and equipment, net	$755,601	$790,923

(1)
During fiscal year 2023, the Company occupied the campus in Ra'anana Israel and started the depreciation of the building and building improvements, please see also Note 2.

Total depreciation expense for fiscal years 2024, 2023 and 2022, was $128,800, $128,024 and $127,447, respectively. Property and equipment that have been fully depreciated and are no longer in use are netted against accumulated depreciation.

As of September 30, 2024 and 2023, the costs, net of accumulated depreciation of software assets developed for internal use were $129,978 and $143,330, respectively.